UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3120

Exact name of registrant as specified in charter: Delaware Group Tax-Free Money Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: October 31, 2006

Item 1.  Reports to Stockholders

Semiannual Report                                 Delaware
                                                  Tax-Free Money Fund



                                                  October 31, 2006










                                                  Fixed income mutual fund






[DELAWARE INVESTMENTS LOGO]                       [LOGO] POWERED BY RESEARCH(R)

Table of contents

> Disclosure of Fund expenses .................................................1

> Sector allocation ...........................................................2

> Statement of net assets .....................................................3

> Statement of operations .....................................................5

> Statements of changes in net assets .........................................6

> Financial highlights ........................................................7

> Notes to financial statements ...............................................9

> Other Fund information .....................................................12

> About the organization .....................................................14










    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses


For the period May 1, 2006 to October 31, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.



Delaware Group Tax-Free Money Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                       Beginning         Ending                      Paid During
                        Account          Account      Annualized       Period
                         Value            Value        Expense        5/1/06 to
                        5/1/06          10/31/06        Ratios        10/31/06*
________________________________________________________________________________

Actual Fund Return

Class A                $1,000.00        $1,014.10        0.77%          $3.91
Consultant Class        1,000.00         1,014.10        0.77%           3.91
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                $1,000.00        $1,021.32        0.77%          $3.92
Consultant Class        1,000.00         1,021.32        0.77%           3.92
________________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184/365 (to reflect the one-half year period).

Sector allocation


Delaware Tax-Free Money Fund

As of October 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.


                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Municipal Bonds                                                       18.44%

Escrowed to Maturity Bonds                                             3.39%

Local General Obligation Bonds                                         5.18%

Housing Revenue Bonds                                                  2.34%

Pre-Refunded Bonds                                                     2.34%

Special Tax Revenue Bonds                                              1.40%

Transportation Revenue Bonds                                           1.40%

Water & Sewer Revenue Bonds                                            2.39%
________________________________________________________________________________

Variable Rate Demand Notes                                            80.02%

Corporate-Backed Revenue Bonds                                         9.02%

Education Revenue Bonds                                                5.14%

Electric Revenue Bonds                                                 4.67%

Health Care Revenue Bonds                                             22.63%

Housing Revenue Bonds                                                 16.14%

Lease Revenue Bonds                                                   13.08%

State General Obligation Bonds                                         9.34%
________________________________________________________________________________

Total Market Value of Securities                                      98.46%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        1.54%
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

Statement of net assets


Delaware Tax-Free Money Fund

October 31, 2006 (Unaudited)

                                                   Principal
                                                    Amount             Value
________________________________________________________________________________

Municipal Bonds - 18.44%
________________________________________________________________________________

Escrowed to Maturity Bonds - 3.39%
     Wisconsin Health & Educational
          Facilities Authority Revenue
          (Meriter Hospital Inc.)
          6.00% 12/1/06                          $   725,000         $   726,351
                                                                     ___________

                                                                         726,351
                                                                     ___________

Local General Obligation Bonds - 5.18%
     Alief, Texas Independent School
          District 6.75% 2/15/07 (PSF)               600,000             605,412
     Katy, Texas Independent School
          District 6.75% 2/15/07 (PSF)               500,000             504,483
                                                                     ___________

                                                                       1,109,895
                                                                     ___________

Housing Revenue Bonds - 2.34%
     Chicago, Illinois Single Family
          Mortgage Revenue Series H
          3.80% 10/19/07 (AMT) (FNMA)
          (GNMA) (FHLMC)                             500,000             500,000
                                                                     ___________

                                                                         500,000
                                                                     ___________

$ Pre-Refunded Bonds - 2.34%
     Shelby County, Tennessee Public
          Improvement Series B
          5.40% 11/1/10-06                           500,000             500,000
                                                                     ___________

                                                                         500,000
                                                                     ___________

Special Tax Revenue Bonds - 1.40%
     Metropolitan Pier & Exposition
          Authority, Illinois Dedicated
          State Tax Revenue (McCormick
          Project) Series A 6.00% 12/15/06
          (AMBAC)                                    300,000             300,822
                                                                     ___________

                                                                         300,822
                                                                     ___________

Transportation Revenue Bonds - 1.40%
     Michigan State Trunk Line Revenue
          Series A 6.25% 11/1/06 (FGIC)              300,000             300,000
                                                                     ___________

                                                                         300,000
                                                                     ___________

Water & Sewer Revenue Bonds - 2.39%
     Wilkinsburg, Pennsylvania Joint Water
          Authority Revenue Series B
          4.25% 3/15/07 (FSA)                        510,000             511,264
                                                                     ___________

                                                                         511,264
                                                                     ___________



Total Municipal Bonds (cost $3,948,332)                                3,948,332
                                                                     ___________

________________________________________________________________________________

~ Variable Rate Demand Notes - 80.02%
________________________________________________________________________________

Corporate-Backed Revenue Bonds - 9.02%
     Butler County, Pennsylvania Industrial
          Development Authority Revenue
          (Wetterau Finance Co. Project)
          3.59% 12/1/14
          (LOC, Wachovia Bank N.A.)                1,000,000           1,000,000

     New Glarus, Wisconsin Industrial
          Development Revenue
          (LSI Inc. - New Glarus Project)
          3.68% 12/1/23 (AMT)
          (LOC, U.S. Bank, N.A.)                     930,000             930,000
                                                                     ___________

                                                                       1,930,000
                                                                     ___________

Education Revenue Bonds - 5.14%
     University of Pittsburgh, Pennsylvania
          Commonwealth System of Higher
          Education (University Capital
          Project) Series B 3.52% 9/15/36
          (SPA, Dexia Credit)                      1,100,000           1,100,000
                                                                     ___________

                                                                       1,100,000
                                                                     ___________

Electric Revenue Bonds - 4.67%
   # Georgia Municipal Electric Authority
          Power Revenue Series K12 144A
          3.61% 1/1/20 (MBIA)                      1,000,000           1,000,000
                                                                     ___________

                                                                       1,000,000
                                                                     ___________

Health Care Revenue Bonds - 22.63%
     Hawaii Pacific Health Special Purpose
          Revenue (Budget & Financing
          Department) Series B-2
          3.68% 7/1/33 (RADIAN)
          (SPA, Bank of Nova Scotia)               1,000,000           1,000,000
     New Castle, Pennsylvania Area Hospital
          Authority Revenue (Jameson Memorial
          Hospital) 3.63% 7/1/26 (FSA)
          (SPA, Pittsburgh National Bank, N.A.)    1,050,000           1,050,000
     Northampton County, Pennsylvania
          Industrial Development Authority
          Revenue (First Mortgage -
          Kirkland Village) 3.56% 11/1/30
          (LOC, Fleet National Bank, N.A.)           845,000             845,000
     Westmoreland County, Pennsylvania
          Industrial Development Authority
          Revenue (Health Systems - Excela
          Project) 3.56% 7/1/27
          (LOC, Wachovia Bank, N.A.)               1,950,000           1,950,000
                                                                     ___________

                                                                       4,845,000
                                                                     ___________


Housing Revenue Bonds - 16.14%
     Marietta, Georgia Housing Authority
          Multifamily Revenue (Wood Knoll)
          3.56% 7/1/24 (FHLMC)                     1,000,000           1,000,000
     Phoenix, Arizona Industrial
          Development Authority
          Multifamily Housing Revenue
          (Sunrise Vista Apartments) Series A
          3.67% 6/1/31 (AMT)
          (LOC, Wells Fargo Bank, N.A.)            1,500,000           1,500,000
     Pittsburgh, Pennsylvania Urban
          Redevelopment Authority
          Revenue (Wood Street Commons
          Project) 4.125% 12/1/16 (AMT)
          (LOC, Pittsburgh National Bank, N.A.)      955,000             955,000
                                                                     ___________

                                                                       3,455,000
                                                                     ___________

Lease Revenue Bonds - 13.08%
     Alexandria, Virginia Industrial
          Development Authority Revenue
          (Institute Defense Analyses Project)
          3.62% 10/1/35 (AMBAC)
          (SPA, Wachovia Bank N.A.)                1,800,000           1,800,000


                                                               (continues)     3

Statement of net assets


Delaware Tax-Free Money Fund


                                                  Principal
                                                    Amount             Value
________________________________________________________________________________

~ Variable Rate Demand Notes (continued)
________________________________________________________________________________

Lease Revenue Bonds (continued)
     Kansas City, Missouri Municipal
          Assistance Corp. Revenue
          (Leasehold Improvement - H Roe)
          Series A 3.55% 4/15/34 (AMBAC)
          (SPA, Dexia Credit)                    $ 1,000,000         $ 1,000,000
                                                                     ___________

                                                                       2,800,000
                                                                     ___________

State General Obligation Bonds - 9.34%
     Massachusetts State Series C
          3.55% 1/1/21 (SPA, State Street)         1,000,000           1,000,000
     Pennsylvania State University
          Series A 3.56% 4/1/31
          (SPA, Chase Manhattan Bank)              1,000,000           1,000,000
                                                                     ___________

                                                                       2,000,000
                                                                     ___________

Total Variable Rate Demand Notes
     (cost $17,130,000)                                               17,130,000
                                                                     ___________

Total Market Value of Securities - 98.46%
     (cost $21,078,332)!                                              21,078,332

Receivables and Other Assets Net of Liabilities - 1.54%                  328,766
                                                                     ___________

Net Assets Applicable to 21,402,934
     Shares Outstanding - 100.00%                                    $21,407,098
                                                                     ___________

Net Asset Value - Delaware Tax-Free Money Fund
     Class A ($20,886,131 / 20,882,064 Shares)                             $1.00
                                                                          ______

Net Asset Value - Delaware Tax-Free Money Fund
     Consultant Class ($520,967 / 520,870 Shares)                          $1.00
                                                                          ______


Components of Net Assets at October 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                              $21,402,934
Accumulated net realized gain on investments                               4,164
                                                                     ___________

Total net assets                                                     $21,407,098
                                                                     ___________



$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
  Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 5 in "Notes to financial statements."

~ Variable rate security. The interest rate shown is the rate as of October 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2006, the aggregate amount of Rule 144A securities equaled $1,000,000, which represented 4.67% of the Fund's net assets. See Note 5 in "Notes to Financial Statements."

! Also the cost for federal income tax purposes.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association PSF - Insured by Permanent School Fund
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

See accompanying notes

Statement of operations


Delaware Tax-Free Money Fund

Six Months Ended October 31, 2006 (Unaudited)



Investment Income:

     Interest                                                       $ 412,066
                                                                    _________

Expenses:

     Management fees                                                   52,399
     Registration fees                                                 20,117
     Legal and professional fees                                       13,376
     Dividend disbursing and transfer agent fees and expenses           8,677
     Reports and statements to shareholders                             7,202
     Audit and Tax                                                      5,734
     Accounting and administration expenses                             4,656
     Trustees' fees and benefits                                        1,958
     Pricing fees                                                         389
     Consulting fees                                                      266
     Custodian fees                                                       250
     Insurance fees                                                       230
     Dues & services                                                       52
     Trustees' expenses                                                    50
     Taxes (other than taxes on income)                                    46             115,402
                                                                    _________

     Less expenses absorbed or waived                                                     (25,788)
     Less expenses paid indirectly                                                           (244)
                                                                                        _________

     Total expenses                                                                        89,370
                                                                                        _________


Net Investment Income                                                                     322,696
                                                                                        _________


Net Realized Gain on Investments                                                            4,164
                                                                                        _________


Net Increase in Net Assets Resulting from Operations                                    $ 326,860
                                                                                        _________

See accompanying notes


Statements of changes in net assets


Delaware Tax-Free Money Fund



                                                                                                       Six Months
                                                                                                         Ended            Year
                                                                                                       10/31/06           Ended
                                                                                                      (Unaudited)        4/30/06

Increase in Net Assets from Operations:

     Net investment income                                                                           $     322,696    $     523,592
     Net realized gain on investments                                                                        4,164                -
                                                                                                     _____________    _____________

     Net increase in net assets resulting from operations                                                  326,860          523,592
                                                                                                     _____________    _____________

Dividends to Shareholders from:

     Net investment income:
          Class A                                                                                         (315,113)        (505,611)
          Consultant Class                                                                                  (7,583)         (13,231)
                                                                                                     _____________    _____________

                                                                                                          (322,696)        (518,842)
                                                                                                     _____________    _____________


Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                        8,713,214       13,699,273
          Consultant Class                                                                                 115,628          480,733

     Net asset value of shares issued upon reinvestment of dividends:
          Class A                                                                                          303,139          468,216
          Consultant Class                                                                                   7,583           12,906
                                                                                                     _____________    _____________

                                                                                                         9,139,564       14,661,128
                                                                                                     _____________    _____________


     Cost of shares repurchased:
          Class A                                                                                      (11,531,393)     (17,089,245)
          Consultant Class                                                                                (170,125)        (532,164)
                                                                                                     _____________    _____________

                                                                                                       (11,701,518)     (17,621,409)
                                                                                                     _____________    _____________

Decrease in net assets derived from capital share transactions                                          (2,561,954)      (2,960,281)
                                                                                                     _____________    _____________

Net Decrease In Net Assets                                                                              (2,557,790)      (2,955,531)

Net Assets:

     Beginning of period                                                                                23,964,888       26,920,419
                                                                                                     _____________    _____________

     End of period (there was no undistributed net investment income at either period end)             $21,407,098      $23,964,888
                                                                                                     _____________    _____________


See accompanying notes


Financial highlights


Delaware Tax-Free Money Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                          Year Ended
                                                               Ended        ________________________________________________________
                                                             10/31/06 (1)
                                                             (Unaudited)    4/30/06     4/30/05     4/30/04     4/30/03     4/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from investment operations:

Net investment income                                            0.014        0.021       0.009       0.004       0.004       0.011
                                                               _______      _______     _______     _______     _______     _______

Total from investment operations                                 0.014        0.021       0.009       0.004       0.004       0.011
                                                               _______      _______     _______     _______     _______     _______

Less dividends from:

Net investment income                                           (0.014)      (0.021)     (0.009)     (0.004)     (0.004)     (0.011)
                                                               _______      _______     _______     _______     _______     _______

Total dividends                                                 (0.014)      (0.021)     (0.009)     (0.004)     (0.004)     (0.011)
                                                               _______      _______     _______     _______     _______     _______

Net asset value, end of period                                 $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                                               _______      _______     _______     _______     _______     _______

Total return (2)                                                 1.41%        2.07%       0.94%       0.41%       0.41%       1.07%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $20,886      $23,397     $26,314     $21,443     $20,196     $24,106
Ratio of expenses to average net assets                          0.77%        0.78%       0.72%       0.79%       1.00%       1.15%
Ratio of expenses to average net assets
     prior to expense limitation and expense paid indirectly     0.99%        0.88%       0.85%       0.96%       1.00%       1.15%
Ratio of net investment income to average net assets             2.77%        2.06%       0.92%       0.37%       0.45%       1.07%
Ratio of net investment income to average net assets
     prior to expense limitation and expense paid indirectly     2.55%        1.96%       0.79%       0.20%       0.45%       1.07%
____________________________________________________________________________________________________________________________________

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable.
    Performance would have been lower had the expense limitations not been in effect.

See accompanying notes


                                                               (continues)     7

Financial highlights


Delaware Tax-Free Money Fund Consultant Class


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                          Year Ended
                                                               Ended        ________________________________________________________
                                                             10/31/06 (1)
                                                             (Unaudited)    4/30/06     4/30/05     4/30/04     4/30/03     4/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from investment operations:

Net investment income                                            0.014        0.021       0.009       0.004       0.004       0.011
                                                               _______      _______     _______     _______     _______     _______

Total from investment operations                                 0.014        0.021       0.009       0.004       0.004       0.011
                                                               _______      _______     _______     _______     _______     _______

Less dividends from:

Net investment income                                           (0.014)      (0.021)     (0.009)     (0.004)     (0.004)     (0.011)
                                                               _______      _______     _______     _______     _______     _______

Total dividends                                                 (0.014)      (0.021)     (0.009)     (0.004)     (0.004)     (0.011)
                                                               _______      _______     _______     _______     _______     _______

Net asset value, end of period                                 $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                                               _______      _______     _______     _______     _______     _______

Total return (2)                                                 1.41%        2.07%       0.94%       0.41%       0.41%       1.07%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                           $521         $568        $606        $696        $764      $1,968
Ratio of expenses to average net assets                          0.77%        0.78%       0.72%       0.79%       1.00%       1.15%
Ratio of expenses to average net assets
     prior to expense limitation and expense paid indirectly     0.99%        0.88%       0.85%       0.96%       1.00%       1.15%
Ratio of net investment income to average net assets             2.77%        2.06%       0.92%       0.37%       0.45%       1.07%
Ratio of net investment income to average net assets
     prior to expense limitation and expense paid indirectly     2.55%        1.96%       0.79%       0.20%       0.45%       1.07%
____________________________________________________________________________________________________________________________________

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable.
    Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

Notes to financial statements


Delaware Tax-Free Money Fund

October 31, 2006 (Unaudited)

Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Tax-Free Money Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation - Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware
Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in the custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective September 1, 2006, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.72% of average daily net assets of the Fund through August 31, 2007. Prior to September 1, 2006, DMC had contractually agreed to waive its fees in order to prevent such expenses from exceeding 0.78% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of


                                                               (continues)     9

Notes to financial statements


Delaware Tax-Free Money Fund


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

the average daily net assets of the Consultant Class shares. Effective June 1, 1990, distribution and service fee payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Class A shares.

At October 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                                 $2,974
Dividend disbursing, transfer agent, accounting
     and administration fees and other expenses
     payable to DSC                                                       3,149
Other expenses payable to DMC and affiliates*                             2,610

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates employees. For the six months ended October 31, 2006, the Fund was charged $580 for internal legal and tax services by DMC and/or its affiliates employees.

Trustees' Fees and Benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is based on factors set forth in the plan including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent trustees and retired independent trustees so entitled. The retirement benefit payout for the Fund is $2,950.

3. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the six months ended October 31, 2006 and the year ended April 30, 2006 was as follows:

                                                Six Months            Year
                                                   Ended              Ended
                                                 10/31/06*           4/30/06
Tax-exempt income                                $322,696            $518,842

* Tax information for the period ended October 31, 2006 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

4. Capital Shares

Transactions in capital shares were as follows:

                                                Six Months            Year
                                                  Ended               Ended
                                                 10/31/06            4/30/06
Shares sold:
     Class A                                     8,713,214          13,699,273
     Consultant Class                              115,535             480,733

Shares issued upon reinvestment
     of dividends:
     Class A                                       303,139             468,216
     Consultant Class                                7,676              12,906
                                               ___________         ___________

                                                 9,139,564          14,661,128
                                               ___________         ___________
Shares repurchased:
     Class A                                   (11,531,393)        (17,089,245)
     Consultant Class                             (170,125)           (532,164)
                                               ___________         ___________

                                               (11,701,518)        (17,621,409)
                                               ___________         ___________

Net decrease                                    (2,561,954)         (2,960,281)
                                               ___________         ___________

5. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on the Statement of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investor's Service, Inc., Standard & Poors Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information


Delaware Tax-Free Money Fund

Board Consideration of Delaware Tax-Free Money Fund Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Tax-Free Money Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and
Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A and Consultant Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Fund's performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

Other Fund information


Delaware Tax-Free Money Fund

Board Consideration of Delaware Tax-Free Money Fund Agreement (continued)

Lipper currently compares the Fund's Consultant Class shares to a peer group that includes no-load money market funds, several of which charge 12b-1 fees and non 12b-1 service fees ("Distribution Expenses"). However management believes that it would be more appropriate to compare the Fund's Class A shares to a peer group of no-load funds without Distribution Expenses. Accordingly, the Lipper report prepared for this Fund compares the Fund's Consultant Class shares and Class A shares to two separate Performance Universes consisting of the Fund and all retail money market funds with and without Distribution Expenses, respectively. When comparing the Fund's Consultant Class shares and Class A shares to the respective Performance Universes, the Lipper report comparison showed that the Fund's total return for the one and three year periods was in the third quartile of the Performance Universe. The report further showed that the Fund's total return for the five and 10 year periods was in the fourth quartile. The Board noted that the Fund's performance results were not in line with the Board's stated objective. In evaluating the Fund's performance, the Board considered the fact that the Fund's small size serves to drive up its expense ratio, negatively impacting performance. Management explained that efforts to improve the Fund's expense ratio, as described below, should positively impact performance. The Board was satisfied that management was taking effective action to improve Fund performance and meet the Board's performance objective.

Comparative Expenses. The Board considered expense data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A and Consultant Class shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

When comparing the Fund's Consultant Class shares, the expense comparisons for the Fund showed that its actual management fee and total expenses were in second lowest quartile of its Expense Group. When comparing the Fund's Class A shares, the expense comparisons for the Fund showed that its actual management fee was in the lowest quartile of its Expense Group and its total expenses were in the second highest quartile of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through August 2006 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ration and bring it in line with the Board's objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees

Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Strategic Financial Planning
Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com



Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.


Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE INVESTMENTS LOGO]










(1130)                                                        Printed in the USA
SA-006 [10/06] CGI 12/06                                   MF-06-11-071  PO11439

Item 2.  Code of Ethics

     Not applicable.

Item 3.  Audit Committee Financial Expert

     Not applicable.

Item 4.  Principal Accountant Fees and Services

     Not applicable.

Item 5.  Audit Committee of Listed Registrants

     Not applicable.

Item 6.  Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11.  Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware Group Tax-Free Money Fund



PATRICK P. COYNE
_______________________________

By:      Patrick P. Coyne
Title:   Chief Executive Officer
Date:    January 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
_______________________________

By:      Patrick P. Coyne
Title:   Chief Executive Officer
Date:    January 5, 2007


RICHARD SALUS
_______________________________

By:      Richard Salus
Title:   Chief Financial Officer
Date:    January 5, 2007